INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2019
INCOME TAX
Schedule of components of the income tax provision (benefit)

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
Current	5,596,753	10,610,067	1,386,570
Deferred	(3,724,081)	415,623	135,641

Total	1,872,672	11,025,690	1,522,211

Summary of net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Advertising expenses	3,721,177	—
Provision for loan loss	271,056	—
Net operating loss carry forwards	5,683	—
Total deferred tax assets	3,997,916
Less: Valuation allowance	(276,739)	—
Total net deferred tax assets	3,721,177	—

Reconciliation of the PRC statutory rates to the company's effective tax rate

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
PRC Income tax statutory rate	25%	25.0%	25.0%
Effect of tax holiday and preferential tax rate	(48.1)%	(10.7)%	(10.0)%
Effect of withholding income tax	17.8%	—	—
Non-deductible expenses	30.6%	0.1%	0.1%
Effective tax rate	25.3%	14.4%	15.1%

Schedule aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
The aggregate amount of tax holiday and preferential tax rate	2,642,450	8,157,429	1,014,808
The aggregate effect on basic and diluted net income per share:
- Basic	0.06	0.18	0.02
- Diluted	0.05	0.17	0.02